UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-21949

DWS High Income Opportunities Fund, Inc.
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	9/30

Date of reporting period:	3/31/2013

ITEM 1.	REPORT TO STOCKHOLDERS

MARCH 31, 2013 Semiannual Report to Stockholders

DWS High Income Opportunities Fund, Inc. Ticker Symbol: DHG

Contents
3 Performance Summary
5 Portfolio Management
5 Portfolio Summary
7 Investment Portfolio
26 Statement of Assets and Liabilities
28 Statement of Operations
29 Statement of Cash Flows
30 Statement of Changes in Net Assets
31 Financial Highlights
33 Notes to Financial Statements
42 Other Information
43 Dividend Reinvestment and Cash Purchase Plan
46 Additional Information
48 Privacy Statement

The fund seeks high current income with a secondary objective of total return.

Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund's shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.

Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Bond investments are subject to interest-rate and credit risks. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality ("junk bonds") and non-rated securities present greater risk of loss than investments in higher-quality securities. There are special risks associated with an investment in real estate, including REITS. These risks include credit risk, interest rate fluctuations and the impact of varied economic conditions. Stocks may decline in value. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Leverage results in additional risks and can magnify the effect of any gains or losses.

DWS Investments is part of the Deutsche Asset & Wealth Management division of Deutsche Bank AG.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary March 31, 2013 (Unaudited)

Performance is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when sold, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please visit www.dws-investments.com for the Fund's most recent month-end performance.

Fund specific data and performance are provided for information purposes only and are not intended for trading purposes.

Average Annual Total Returns as of 3/31/13
DWS High Income Opportunities Fund, Inc.	6-Month‡	1-Year	5-Year	Life of Fund*
Based on Net Asset Value(a)	6.38%	13.67%	-1.26%	-3.06%
Based on Market Price(a)	1.05%	4.82%	0.56%	-4.60%
Credit Suisse High Yield Index(b)	6.17%	12.43%	10.81%	8.60%
Morningstar Closed-End High Yield Bond Funds Category(c)	7.67%	16.35%	9.04%	8.14%

‡ Total returns shown for periods less than one year are not annualized.

* The Fund commenced operations on November 22, 2006. The performance shown for the index and the Morningstar Category is for the time period of November 30, 2006 through March 31, 2013, which is based on the performance period of the life of the Fund.

On November 5, 2010, the Fund adopted its current name and investment policies. Prior to that date the Fund was known as DWS Dreman Value Income Edge Fund, Inc. and its investment objective was to seek to achieve a high level of total return. Performance prior to November 5, 2010 should not be considered representative of the present Fund.

Net Asset Value and Market Price
	As of 3/31/13	As of 9/30/12
Net Asset Value	$16.39	$16.03
Market Price	$15.51	$15.97

Prices and net asset value fluctuate and are not guaranteed.

Distribution Information
Six Months as of 3/31/13: Income Dividends	$.62
March Income Dividend	$.10
Current Annualized Distribution Rate (Based on Net Asset Value) as of 3/31/13†	7.32%
Current Annualized Distribution Rate (Based on Market Price) as of 3/31/13†	7.74%

† Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value/market price on March 31, 2013. Distribution rate simply measures the level of dividends and is not a complete measure of performance. Distribution rates are historical, not guaranteed, and will fluctuate.

(a) Total return based on net asset value reflects changes in the Fund's net asset value during the period. Total return based on market value reflects changes in market value. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund's shares traded during the period.

(b) Credit Suisse High Yield Index is an unmanaged, unleveraged trader-priced portfolio constructed to mirror the global high-yield debt market.

(c) Morningstar's Closed-End High Yield Bond Funds category represents portfolios that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These portfolios generally offer higher yields than other types of portfolios, but they are also more vulnerable to economic and credit risk. These portfolios primarily invest in U.S. high-income debt securities, where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor's or Moody's at the level of BB (considered speculative for taxable bonds) and below. Category returns assume reinvestment of dividends. It is not possible to invest directly in a Morningstar category.

Portfolio Management

Gary Russell, CFA, Managing Director

Portfolio Manager of the fund. Joined the fund in 2010.

• Joined Deutsche Asset & Wealth Management in 1996. Served as the head of the High Yield group in Europe and as an Emerging Markets portfolio manager.

• Prior to that, four years at Citicorp as a research analyst and structurer of collateralized mortgage obligations. Prior to Citicorp, served as an officer in the U.S. Army from 1988 to 1991.

• Head of U.S. High Yield Bonds: New York.

• BS, United States Military Academy (West Point); MBA, New York University, Stern School of Business.

Portfolio Summary (Unaudited)

Investment Portfolio as of March 31, 2013 (Unaudited)
		Principal Amount ($)(a)	Value ($)

Corporate Bonds 118.7%
Consumer Discretionary 26.2%
313 Group, Inc., 144A, 6.375%, 12/1/2019		375,000	372,188
AMC Networks, Inc., 7.75%, 7/15/2021		165,000	186,863
Avis Budget Car Rental LLC:
144A, 5.5%, 4/1/2023 (b)		365,000	364,088
8.25%, 1/15/2019		700,000	776,125
BC Mountain LLC, 144A, 7.0%, 2/1/2021		360,000	381,600
Block Communications, Inc., 144A, 7.25%, 2/1/2020		715,000	777,562
Boyd Gaming Corp., 144A, 9.0%, 7/1/2020		275,000	286,000
Caesar's Entertainment Operating Co., Inc.:
8.5%, 2/15/2020		695,000	686,312
10.0%, 12/15/2018		970,000	660,812
11.25%, 6/1/2017		3,900,000	4,148,625
Carlson Wagonlit BV, 144A, 6.875%, 6/15/2019		400,000	417,000
CCO Holdings LLC:
5.25%, 9/30/2022		2,645,000	2,598,712
6.625%, 1/31/2022		840,000	900,900
7.0%, 1/15/2019		235,000	253,213
7.25%, 10/30/2017		1,110,000	1,197,412
7.375%, 6/1/2020		100,000	110,875
7.875%, 4/30/2018		6,300,000	6,701,625
CDR DB Sub, Inc., 144A, 7.75%, 10/15/2020		210,000	215,775
Cequel Communications Holdings I LLC:
144A, 6.375%, 9/15/2020		2,070,000	2,147,625
144A, 8.625%, 11/15/2017		3,385,000	3,617,719
Chester Downs & Marina LLC, 144A, 9.25%, 2/1/2020		130,000	124,150
Clear Channel Communications, Inc., 144A, 11.25%, 3/1/2021		495,000	507,375
Clear Channel Worldwide Holdings, Inc.:
Series A, 144A, 6.5%, 11/15/2022		445,000	463,913
Series B, 144A, 6.5%, 11/15/2022		665,000	701,575
Series A, 7.625%, 3/15/2020		105,000	108,544
Series B, 7.625%, 3/15/2020		1,065,000	1,111,594
Crown Media Holdings, Inc., 10.5%, 7/15/2019		275,000	310,063
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019		350,000	359,625
Delphi Corp., 5.0%, 2/15/2023		490,000	518,175
DISH DBS Corp.:
6.75%, 6/1/2021		145,000	160,950
7.125%, 2/1/2016		2,500,000	2,778,125
Griffey Intermediate, Inc., 144A, 7.0%, 10/15/2020		370,000	377,400
Harron Communications LP, 144A, 9.125%, 4/1/2020		520,000	577,200
Hertz Corp.:
144A, 4.25%, 4/1/2018		575,000	585,781
6.75%, 4/15/2019		450,000	491,062
7.5%, 10/15/2018		6,000,000	6,622,500
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019 (PIK)		210,000	220,500
Libbey Glass, Inc., 6.875%, 5/15/2020		216,000	233,010
Lions Gate Entertainment, Inc., 144A, 10.25%, 11/1/2016		505,000	551,081
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		275,000	277,750
Mediacom Broadband LLC, 144A, 6.375%, 4/1/2023		800,000	830,000
Mediacom LLC, 7.25%, 2/15/2022		200,000	220,000
MGM Resorts International:
6.625%, 12/15/2021		1,100,000	1,153,625
144A, 6.75%, 10/1/2020		160,000	169,600
7.5%, 6/1/2016		550,000	609,125
7.625%, 1/15/2017		385,000	427,350
144A, 8.625%, 2/1/2019		1,585,000	1,846,525
10.0%, 11/1/2016		445,000	530,662
National CineMedia LLC:
6.0%, 4/15/2022		400,000	429,000
7.875%, 7/15/2021		465,000	517,894
Palace Entertainment Holdings LLC, 144A, 8.875%, 4/15/2017		390,000	413,400
PETCO Animal Supplies, Inc., 144A, 9.25%, 12/1/2018		670,000	738,675
Petco Holdings, Inc., 144A, 8.5%, 10/15/2017 (PIK)		105,000	108,281
Quebecor Media, Inc., 144A, 5.75%, 1/15/2023		375,000	382,500
Regal Entertainment Group:
5.75%, 2/1/2025		90,000	88,425
9.125%, 8/15/2018		350,000	392,875
Sinclair Television Group, Inc., 144A, 5.375%, 4/1/2021 (b)		185,000	183,613
Sirius XM Radio, Inc., 144A, 8.75%, 4/1/2015		1,015,000	1,129,187
Sotheby's, 144A, 5.25%, 10/1/2022		370,000	373,700
Starz LLC, 144A, 5.0%, 9/15/2019		295,000	303,850
Stoneridge, Inc., 144A, 9.5%, 10/15/2017		5,100,000	5,482,500
UCI International, Inc., 8.625%, 2/15/2019		235,000	243,225
Unitymedia Hessen GmbH & Co., KG:
144A, 5.5%, 1/15/2023		1,630,000	1,674,825
144A, 7.5%, 3/15/2019		825,000	902,344
Unitymedia KabelBW GmbH, 144A, 9.625%, 12/1/2019	EUR	1,595,000	2,274,769
Univision Communications, Inc.:
144A, 6.875%, 5/15/2019		110,000	117,700
144A, 8.5%, 5/15/2021		135,000	145,800
UPC Holding BV, 144A, 8.375%, 8/15/2020	EUR	580,000	813,806
Viking Cruises Ltd., 144A, 8.5%, 10/15/2022		375,000	412,500
Visant Corp., 10.0%, 10/1/2017		1,220,000	1,113,250
Visteon Corp., 6.75%, 4/15/2019		738,000	789,660
XM Satellite Radio, Inc., 144A, 7.625%, 11/1/2018		3,000,000	3,311,250
Yonkers Racing Corp., 144A, 11.375%, 7/15/2016		320,000	343,200
			72,354,520
Consumer Staples 2.3%
Alliance One International, Inc., 10.0%, 7/15/2016		500,000	528,125
Chiquita Brands International, Inc., 144A, 7.875%, 2/1/2021		335,000	351,331
Constellation Brands, Inc., 6.0%, 5/1/2022		180,000	196,650
Del Monte Corp., 7.625%, 2/15/2019		810,000	840,375
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		215,000	235,963
JBS U.S.A. LLC, 144A, 8.25%, 2/1/2020		295,000	322,288
NBTY, Inc., 9.0%, 10/1/2018		1,540,000	1,720,950
Pilgrim's Pride Corp., 7.875%, 12/15/2018		265,000	286,531
Smithfield Foods, Inc., 6.625%, 8/15/2022		475,000	517,750
Sun Products Corp., 144A, 7.75%, 3/15/2021		635,000	639,762
Tops Holding Corp., 144A, 8.875%, 12/15/2017		180,000	197,550
U.S. Foods, Inc., 144A, 8.5%, 6/30/2019		385,000	408,581
			6,245,856
Energy 12.6%
Access Midstream Partners LP:
4.875%, 5/15/2023		455,000	449,313
6.125%, 7/15/2022		615,000	659,587
Arch Coal, Inc., 7.0%, 6/15/2019		220,000	198,550
Berry Petroleum Co.:
6.375%, 9/15/2022		360,000	382,500
6.75%, 11/1/2020		360,000	388,800
BreitBurn Energy Partners LP, 7.875%, 4/15/2022		370,000	395,900
Chaparral Energy, Inc.:
7.625%, 11/15/2022		235,000	256,738
144A, 7.625%, 11/15/2022		215,000	232,738
9.875%, 10/1/2020		1,750,000	2,021,250
Chesapeake Energy Corp., 3.25%, 3/15/2016 (b)		905,000	915,181
Chesapeake Oilfield Operating LLC, 144A, 6.625%, 11/15/2019		400,000	412,000
Continental Resources, Inc., 5.0%, 9/15/2022		330,000	350,625
Crestwood Midstream Partners LP, 7.75%, 4/1/2019		1,155,000	1,204,087
Crosstex Energy LP, 144A, 7.125%, 6/1/2022		195,000	206,700
Denbury Resources, Inc., 4.625%, 7/15/2023		890,000	858,850
Dresser-Rand Group, Inc., 6.5%, 5/1/2021		780,000	832,650
Eagle Rock Energy Partners LP, 8.375%, 6/1/2019		610,000	643,550
EP Energy LLC:
6.875%, 5/1/2019		635,000	695,325
7.75%, 9/1/2022		165,000	182,325
9.375%, 5/1/2020		145,000	167,475
EPE Holdings LLC, 144A, 8.125%, 12/15/2017 (PIK)		790,000	829,500
EV Energy Partners LP, 8.0%, 4/15/2019		1,595,000	1,682,725
Frontier Oil Corp., 6.875%, 11/15/2018		630,000	681,975
Halcon Resources Corp.:
144A, 8.875%, 5/15/2021		990,000	1,066,725
144A, 9.75%, 7/15/2020		295,000	325,975
Holly Energy Partners LP, 144A, 6.5%, 3/1/2020		205,000	217,813
Kodiak Oil & Gas Corp., 144A, 5.5%, 1/15/2021		445,000	466,138
Linn Energy LLC:
144A, 6.25%, 11/1/2019		815,000	833,337
6.5%, 5/15/2019		240,000	251,100
MarkWest Energy Partners LP, 5.5%, 2/15/2023		210,000	219,975
MEG Energy Corp.:
144A, 6.375%, 1/30/2023		990,000	1,029,600
144A, 6.5%, 3/15/2021		435,000	463,275
Midstates Petroleum Co., Inc., 144A, 10.75%, 10/1/2020		210,000	233,100
Newfield Exploration Co., 5.75%, 1/30/2022		390,000	417,300
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		1,010,000	1,052,925
Oasis Petroleum, Inc.:
6.5%, 11/1/2021		300,000	327,000
6.875%, 1/15/2023		225,000	247,500
7.25%, 2/1/2019		715,000	775,775
Offshore Group Investment Ltd.:
144A, 7.125%, 4/1/2023		730,000	746,425
144A, 7.5%, 11/1/2019		530,000	561,800
OGX Austria GmbH, 144A, 8.375%, 4/1/2022		320,000	241,600
Plains Exploration & Production Co.:
6.125%, 6/15/2019		430,000	470,850
6.75%, 2/1/2022		975,000	1,085,906
6.875%, 2/15/2023		940,000	1,064,550
Range Resources Corp., 144A, 5.0%, 3/15/2023		180,000	184,050
Sabine Pass Liquefaction LLC, 144A, 5.625%, 2/1/2021		455,000	472,062
Sabine Pass LNG LP, 7.5%, 11/30/2016		565,000	624,325
SandRidge Energy, Inc., 7.5%, 3/15/2021		915,000	951,600
SESI LLC:
6.375%, 5/1/2019		440,000	473,000
7.125%, 12/15/2021		1,280,000	1,432,000
Shelf Drilling Holdings Ltd., 144A, 8.625%, 11/1/2018		265,000	280,900
Swift Energy Co.:
7.875%, 3/1/2022		785,000	820,325
144A, 7.875%, 3/1/2022		465,000	485,925
Talos Production LLC, 144A, 9.75%, 2/15/2018		695,000	688,050
Tesoro Corp.:
4.25%, 10/1/2017		400,000	418,000
5.375%, 10/1/2022		280,000	291,900
Venoco, Inc., 8.875%, 2/15/2019		560,000	543,200
WPX Energy, Inc., 5.25%, 1/15/2017		450,000	471,375
			34,883,725
Financials 17.0%
AerCap Aviation Solutions BV, 6.375%, 5/30/2017		1,300,000	1,395,875
Ally Financial, Inc.:
5.5%, 2/15/2017		700,000	757,220
6.25%, 12/1/2017		7,000,000	7,828,121
Alphabet Holding Co., Inc., 144A, 7.75%, 11/1/2017 (PIK)		185,000	192,863
Altice Financing SA, 144A, 7.875%, 12/15/2019		420,000	457,968
AmeriGas Finance LLC:
6.75%, 5/20/2020		200,000	217,500
7.0%, 5/20/2022		200,000	217,500
Antero Resources Finance Corp.:
7.25%, 8/1/2019		540,000	585,225
9.375%, 12/1/2017		225,000	244,125
Ardagh Packaging Finance PLC, 144A, 4.875%, 11/15/2022		285,000	281,438
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		560,000	608,300
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		595,000	603,925
AWAS Aviation Capital Ltd., 144A, 7.0%, 10/17/2016		868,600	916,373
Banco Bradesco SA, 144A, 5.75%, 3/1/2022		1,355,000	1,446,462
BOE Merger Corp., 144A, 9.5%, 11/1/2017 (PIK)		375,000	403,594
Caesar's Operating Escrow LLC, 144A, 9.0%, 2/15/2020		460,000	462,875
CIT Group, Inc., 5.25%, 3/15/2018		1,045,000	1,128,600
DuPont Fabros Technology LP, (REIT), 8.5%, 12/15/2017		750,000	806,250
E*TRADE Financial Corp.:
6.375%, 11/15/2019		535,000	565,762
6.75%, 6/1/2016		680,000	732,700
Fibria Overseas Finance Ltd., 144A, 6.75%, 3/3/2021		220,000	242,990
Ford Motor Credit Co., LLC:
5.0%, 5/15/2018		780,000	859,100
5.875%, 8/2/2021		560,000	640,601
6.625%, 8/15/2017		1,000,000	1,166,219
Fresenius Medical Care U.S. Finance II, Inc.:
144A, 5.625%, 7/31/2019		405,000	444,487
144A, 5.875%, 1/31/2022		355,000	396,269
Fresenius Medical Care U.S. Finance, Inc.:
144A, 5.75%, 2/15/2021		235,000	259,088
144A, 6.5%, 9/15/2018		210,000	239,400
Hexion U.S. Finance Corp.:
6.625%, 4/15/2020		175,000	175,438
8.875%, 2/1/2018		1,240,000	1,283,400
International Lease Finance Corp.:
3.875%, 4/15/2018		1,370,000	1,366,575
4.625%, 4/15/2021		640,000	638,400
5.75%, 5/15/2016		205,000	221,400
6.25%, 5/15/2019		605,000	662,475
8.625%, 1/15/2022		565,000	718,962
8.75%, 3/15/2017		1,220,000	1,435,025
Level 3 Financing, Inc.:
144A, 7.0%, 6/1/2020		710,000	743,725
8.125%, 7/1/2019		375,000	412,500
8.625%, 7/15/2020		295,000	328,925
MPT Operating Partnership LP:
(REIT), 6.375%, 2/15/2022		335,000	360,125
(REIT), 6.875%, 5/1/2021		550,000	596,750
Neuberger Berman Group LLC:
144A, 5.625%, 3/15/2020		305,000	319,488
144A, 5.875%, 3/15/2022		505,000	534,037
Nielsen Finance LLC, 144A, 4.5%, 10/1/2020		280,000	279,650
NII Capital Corp., 7.625%, 4/1/2021		290,000	208,800
Odebrecht Finance Ltd., 144A, 6.0%, 4/5/2023		672,000	752,640
Pinnacle Foods Finance LLC, 9.25%, 4/1/2015		730,000	732,737
Reynolds Group Issuer, Inc.:
5.75%, 10/15/2020		745,000	758,969
8.5%, 5/15/2018		3,715,000	3,905,394
9.875%, 8/15/2019		115,000	126,069
Sable International Finance Ltd., 144A, 8.75%, 2/1/2020		200,000	226,000
Schaeffler Finance BV, 144A, 7.75%, 2/15/2017		755,000	850,319
Serta Simmons Holdings LLC, 144A, 8.125%, 10/1/2020		210,000	218,138
Sky Growth Acquisition Corp., 144A, 7.375%, 10/15/2020		325,000	343,687
Tronox Finance LLC, 144A, 6.375%, 8/15/2020		470,000	455,900
U.S. Coatings Acquisition, Inc., 144A, 7.375%, 5/1/2021		230,000	242,075
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		2,090,000	2,246,750
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		405,000	447,525
UPCB Finance VI Ltd., 144A, 6.875%, 1/15/2022		405,000	440,437
Wind Acquisition Finance SA, 144A, 7.25%, 2/15/2018		685,000	713,256
WMG Acquisition Corp., 144A, 6.0%, 1/15/2021		190,000	199,025
			47,045,426
Health Care 6.1%
Aviv Healthcare Properties LP, 7.75%, 2/15/2019		955,000	1,026,625
Biomet, Inc.:
144A, 6.5%, 8/1/2020		655,000	695,119
144A, 6.5%, 10/1/2020		185,000	190,203
Community Health Systems, Inc.:
5.125%, 8/15/2018		2,160,000	2,262,600
7.125%, 7/15/2020		1,230,000	1,334,550
HCA Holdings, Inc., 7.75%, 5/15/2021		1,275,000	1,420,828
HCA, Inc.:
5.875%, 3/15/2022		500,000	538,750
6.5%, 2/15/2020		2,155,000	2,431,109
7.5%, 2/15/2022		1,615,000	1,857,250
7.875%, 2/15/2020		2,110,000	2,331,550
Hologic, Inc., 6.25%, 8/1/2020		385,000	409,544
IMS Health, Inc., 144A, 6.0%, 11/1/2020		465,000	484,762
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019		295,000	332,613
STHI Holding Corp., 144A, 8.0%, 3/15/2018		325,000	355,063
Tenet Healthcare Corp.:
144A, 4.5%, 4/1/2021		90,000	88,200
6.25%, 11/1/2018		975,000	1,082,250
			16,841,016
Industrials 12.5%
Accuride Corp., 9.5%, 8/1/2018		1,520,000	1,554,200
Aguila 3 SA, 144A, 7.875%, 1/31/2018		920,000	986,700
Air Lease Corp.:
4.75%, 3/1/2020		535,000	548,375
6.125%, 4/1/2017		850,000	920,125
BE Aerospace, Inc., 6.875%, 10/1/2020		6,910,000	7,644,187
Belden, Inc., 144A, 5.5%, 9/1/2022		660,000	676,500
Bombardier, Inc.:
144A, 5.75%, 3/15/2022		815,000	836,394
144A, 6.125%, 1/15/2023		530,000	549,875
Building Materials Corp. of America, 144A, 7.5%, 3/15/2020		6,000,000	6,555,000
Casella Waste Systems, Inc., 7.75%, 2/15/2019		820,000	781,050
Clean Harbors, Inc., 144A, 5.125%, 6/1/2021		475,000	486,281
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		270,000	268,313
Ducommun, Inc., 9.75%, 7/15/2018		320,000	352,000
DynCorp International, Inc., 10.375%, 7/1/2017		1,500,000	1,477,500
Florida East Coast Railway Corp., 8.125%, 2/1/2017		435,000	466,538
FTI Consulting, Inc., 144A, 6.0%, 11/15/2022		375,000	396,563
GenCorp, Inc., 144A, 7.125%, 3/15/2021		1,340,000	1,413,700
Huntington Ingalls Industries, Inc.:
6.875%, 3/15/2018		535,000	581,813
7.125%, 3/15/2021		110,000	119,625
Interline Brands, Inc., 7.5%, 11/15/2018		200,000	217,000
Iron Mountain, Inc., 5.75%, 8/15/2024		460,000	459,425
Kenan Advantage Group, Inc., 144A, 8.375%, 12/15/2018		725,000	761,250
Navios Maritime Holdings, Inc.:
8.125%, 2/15/2019		770,000	696,850
8.875%, 11/1/2017		1,035,000	1,056,994
Navios South American Logistics, Inc., 144A, 9.25%, 4/15/2019		100,000	107,500
Ply Gem Industries, Inc., 9.375%, 4/15/2017		160,000	176,000
Rexel SA, 144A, 5.25%, 6/15/2020 (b)		490,000	496,125
Spirit AeroSystems, Inc., 6.75%, 12/15/2020		955,000	1,019,462
Titan International, Inc., 144A, 7.875%, 10/1/2017		240,000	258,300
United Rentals North America, Inc.:
5.75%, 7/15/2018		690,000	747,787
6.125%, 6/15/2023		45,000	48,150
7.375%, 5/15/2020		565,000	627,150
7.625%, 4/15/2022		565,000	631,387
Watco Companies LLC, 144A, 6.375%, 4/1/2023		275,000	282,906
Welltec AS, 144A, 8.0%, 2/1/2019		200,000	218,500
			34,419,525
Information Technology 6.9%
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		470,000	487,625
Avaya, Inc., 144A, 7.0%, 4/1/2019		1,605,000	1,568,887
CDW LLC, 8.5%, 4/1/2019		3,210,000	3,583,162
CyrusOne LP, 144A, 6.375%, 11/15/2022		185,000	193,788
eAccess Ltd., 144A, 8.25%, 4/1/2018		315,000	348,863
Equinix, Inc.:
4.875%, 4/1/2020		480,000	483,600
5.375%, 4/1/2023		1,275,000	1,290,938
7.0%, 7/15/2021		440,000	488,400
8.125%, 3/1/2018		230,000	254,150
First Data Corp.:
144A, 6.75%, 11/1/2020		1,305,000	1,360,463
144A, 7.375%, 6/15/2019		475,000	505,281
144A, 10.625%, 6/15/2021 (b)		740,000	748,325
144A, 11.25%, 1/15/2021		480,000	499,200
Freescale Semiconductor, Inc., 144A, 9.25%, 4/15/2018		1,275,000	1,399,312
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		850,000	932,875
7.625%, 6/15/2021		435,000	497,531
IAC/InterActiveCorp., 144A, 4.75%, 12/15/2022		355,000	347,013
Jabil Circuit, Inc., 5.625%, 12/15/2020		3,750,000	3,975,000
			18,964,413
Materials 8.0%
APERAM:
144A, 7.375%, 4/1/2016		155,000	156,163
144A, 7.75%, 4/1/2018		210,000	208,950
Ashland, Inc., 144A, 3.875%, 4/15/2018		270,000	273,375
Axiall Corp., 144A, 4.875%, 5/15/2023		110,000	111,925
Berry Plastics Corp., 9.75%, 1/15/2021		1,290,000	1,507,687
Continental Rubber of America Corp., 144A, 4.5%, 9/15/2019		295,000	301,638
Crown Americas LLC, 6.25%, 2/1/2021		105,000	114,713
Eagle Spinco, Inc., 144A, 4.625%, 2/15/2021		225,000	228,938
Essar Steel Algoma, Inc.:
144A, 9.375%, 3/15/2015		3,055,000	2,932,800
144A, 9.875%, 6/15/2015		195,000	158,438
Exopack Holding Corp., 10.0%, 6/1/2018		435,000	432,825
FMG Resources August 2006 Pty Ltd.:
144A, 6.0%, 4/1/2017		605,000	621,637
144A, 6.875%, 4/1/2022		435,000	455,663
144A, 7.0%, 11/1/2015		635,000	665,162
144A, 8.25%, 11/1/2019		520,000	560,950
Huntsman International LLC:
4.875%, 11/15/2020		420,000	423,150
8.625%, 3/15/2020		585,000	653,737
IAMGOLD Corp., 144A, 6.75%, 10/1/2020		555,000	534,187
Ineos Finance PLC, 144A, 9.0%, 5/15/2015		700,000	736,750
Inmet Mining Corp.:
144A, 7.5%, 6/1/2021		1,035,000	1,120,387
144A, 8.75%, 6/1/2020		610,000	677,100
JMC Steel Group, Inc., 144A, 8.25%, 3/15/2018		325,000	344,500
Kaiser Aluminum Corp., 8.25%, 6/1/2020		490,000	548,800
KGHM International Ltd., 144A, 7.75%, 6/15/2019		1,180,000	1,239,000
LyondellBasell Industries NV, 6.0%, 11/15/2021		200,000	237,000
Molycorp, Inc., 10.0%, 6/1/2020		165,000	162,525
Novelis, Inc.:
8.375%, 12/15/2017		1,595,000	1,746,525
8.75%, 12/15/2020		1,550,000	1,747,625
Packaging Dynamics Corp., 144A, 8.75%, 2/1/2016		610,000	638,212
Perstorp Holding AB, 144A, 8.75%, 5/15/2017		400,000	423,000
Polymer Group, Inc., 7.75%, 2/1/2019		590,000	643,100
PolyOne Corp., 144A, 5.25%, 3/15/2023		1,010,000	1,017,575
Rain CII Carbon LLC, 144A, 8.25%, 1/15/2021		285,000	307,800
Sealed Air Corp., 144A, 5.25%, 4/1/2023		90,000	90,338
			22,022,175
Telecommunication Services 21.9%
Altice Finco SA, 144A, 9.875%, 12/15/2020		420,000	470,400
CenturyLink, Inc., Series V, 5.625%, 4/1/2020		180,000	184,050
Cincinnati Bell, Inc., 8.25%, 10/15/2017		5,575,000	5,909,500
CPI International, Inc., 8.0%, 2/15/2018		500,000	520,000
Cricket Communications, Inc., 7.75%, 10/15/2020		4,005,000	3,994,987
Digicel Group Ltd.:
144A, 8.25%, 9/30/2020		755,000	800,300
144A, 10.5%, 4/15/2018		1,170,000	1,301,625
Digicel Ltd.:
144A, 7.0%, 2/15/2020		200,000	209,000
144A, 8.25%, 9/1/2017		835,000	883,012
Frontier Communications Corp.:
7.125%, 1/15/2023		2,450,000	2,480,625
7.625%, 4/15/2024 (b)		195,000	200,606
8.5%, 4/15/2020		1,900,000	2,151,750
Intelsat Jackson Holdings SA:
7.25%, 10/15/2020		5,905,000	6,488,119
7.5%, 4/1/2021		2,135,000	2,375,187
8.5%, 11/1/2019		1,100,000	1,233,375
Intelsat Luxembourg SA:
144A, 7.75%, 6/1/2021 (b)		1,185,000	1,205,737
144A, 8.125%, 6/1/2023 (b)		185,000	188,006
11.5%, 2/4/2017 (PIK)		2,146,718	2,279,815
Level 3 Communications, Inc., 144A, 8.875%, 6/1/2019		55,000	60,088
Lynx I Corp., 144A, 5.375%, 4/15/2021		200,000	208,000
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020		2,200,000	2,299,000
7.875%, 9/1/2018		835,000	912,237
SBA Communications Corp., 144A, 5.625%, 10/1/2019		370,000	380,638
Sprint Nextel Corp.:
6.0%, 12/1/2016		3,710,000	4,025,350
6.0%, 11/15/2022		630,000	647,325
9.125%, 3/1/2017		295,000	348,838
Syniverse Holdings, Inc., 9.125%, 1/15/2019		255,000	279,863
Telesat Canada, 144A, 6.0%, 5/15/2017		4,185,000	4,373,325
tw telecom holdings, Inc., 5.375%, 10/1/2022		520,000	542,100
Windstream Corp.:
144A, 6.375%, 8/1/2023		450,000	446,625
7.5%, 6/1/2022		315,000	337,050
7.5%, 4/1/2023		160,000	169,600
7.75%, 10/15/2020		355,000	385,175
7.75%, 10/1/2021		625,000	681,250
8.125%, 9/1/2018		10,500,000	11,497,500
			60,470,058
Utilities 5.2%
AES Corp.:
7.75%, 10/15/2015		1,930,000	2,168,837
8.0%, 10/15/2017		2,200,000	2,587,750
Calpine Corp., 144A, 7.875%, 7/31/2020		3,350,000	3,668,250
DPL, Inc., 6.5%, 10/15/2016		2,395,000	2,526,725
Electricite de France SA, 144A, 5.25%, 1/29/2049		430,000	427,179
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024		525,000	355,031
Energy Future Intermediate Holding Co., LLC, 10.0%, 12/1/2020		130,000	147,388
IPALCO Enterprises, Inc., 5.0%, 5/1/2018		1,290,000	1,393,200
NRG Energy, Inc.:
7.625%, 1/15/2018		380,000	432,250
8.25%, 9/1/2020		580,000	654,675
			14,361,285
Total Corporate Bonds (Cost $310,415,228)			327,607,999

Government & Agency Obligation 0.4%
Sovereign Bonds
Republic of Croatia, 144A, 6.25%, 4/27/2017 (Cost $1,114,087)		1,120,000	1,199,688

Loan Participations and Assignments 21.1%
Senior Loans*
Consumer Discretionary 6.9%
Burger King Corp., Term Loan B, 3.75%, 9/27/2019		796,000	807,228
Caesars Entertainment Operating Co., Term Loan B6, 5.454%, 1/26/2018		476,638	442,878
Clear Channel Communications, Inc., Term Loan B, 3.854%, 1/29/2016		477,436	424,500
Cumulus Media Holdings, Inc., Second Lien Term Loan, 7.5%, 9/16/2019		605,000	626,680
Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.75%, 4/30/2019		4,770,000	4,821,659
Lord & Taylor Holdings LLC, Term Loan B, 5.75%, 1/11/2019		826,286	835,842
Petco Animal Supplies, Inc., Term Loan, 4.0%, 11/24/2017		719,172	730,097
Pilot Travel Centers LLC:
Term Loan B, 3.75%, 3/30/2018		1,106,251	1,120,632
Term Loan B2, 4.25%, 8/7/2019		2,940,225	2,980,197
Tomkins LLC:
Term Loan B2, 3.75%, 9/29/2016		4,127,511	4,179,126
First Lien Term Loan, 5.0%, 11/9/2018		693,263	704,528
Univision Communications, Inc., Term Loan, 4.75%, 3/2/2020		747,489	752,509
WMG Acquisition Corp., Term Loan, 5.25%, 11/1/2018		548,063	557,569
			18,983,445
Consumer Staples 2.2%
Albertson's LLC, Term Loan, 5.75%, 3/21/2016		1,445,000	1,471,704
Del Monte Foods Co., Term Loan, 4.0%, 3/8/2018		1,941,416	1,962,198
HJ Heinz Co., Term Loan B2, 2.5%, 3/27/2020		1,620,000	1,635,860
Pinnacle Foods Finance LLC, Term Loan F, 4.75%, 10/17/2018		1,101,675	1,115,997
			6,185,759
Energy 2.6%
Chesapeake Energy Corp., Term Loan, 5.75%, 12/1/2017		1,440,000	1,486,627
Plains Exploration & Production, 7 year Term Loan, 4.0%, 11/30/2019		1,290,000	1,294,837
Samson Investment Co., Second Lien Term Loan, 6.0%, 9/25/2018		2,215,000	2,244,770
Tallgrass Operations LLC, Term Loan, 5.25%, 11/13/2018		2,204,475	2,251,331
			7,277,565
Health Care 1.2%
Par Pharmaceutical Companies, Inc., Term Loan B, 4.25%, 9/30/2019		1,283,558	1,298,929
Warner Chilcott Co., LLC, Term Loan B2, 4.25%, 3/15/2018		187,028	190,360
Warner Chilcott Corp., Term Loan B1, 4.25%, 3/15/2018		757,566	771,062
WC Luxco S.a.r.l., Term Loan B3, 4.25%, 3/15/2018		415,919	423,328
WP Prism, Inc., Term Loan, 6.25%, 5/31/2018 (PIK)		500,000	496,250
			3,179,929
Industrials 1.0%
Buffalo Gulf Coast Terminals LLC, Term Loan, 5.25%, 10/31/2017		825,850	844,432
WP CPP Holdings, Inc., First Lien Term Loan, 4.75%, 12/27/2019		1,960,000	1,970,613
			2,815,045
Information Technology 2.7%
First Data Corp.:
Term Loan B, 4.204%, 3/23/2018		3,987,082	3,980,363
Term Loan, 5.204%, 3/24/2017		3,320,000	3,353,615
			7,333,978
Telecommunication Services 4.1%
Crown Castle International Corp., Term Loan B, 4.0%, 1/31/2019		4,873,387	4,936,083
DigitalGlobe, Inc., Term Loan B, 3.75%, 1/24/2020		75,000	76,137
Kabel Deutschland GmbH, Term Loan F1, 3.25%, 2/1/2019		4,967,730	5,031,889
MetroPCS Wireless, Inc., Term Loan B3, 4.0%, 3/16/2018		1,374,472	1,381,832
			11,425,941
Utilities 0.4%
NRG Energy, Inc., Term Loan B, 3.25%, 7/2/2018		1,121,439	1,138,205
Total Loan Participations and Assignments (Cost $57,302,720)			58,339,867

	Shares	Value ($)

Preferred Stock 0.3%
Financials
Ally Financial, Inc. 144A, 7.0% (Cost $722,594)	770	761,530

Cash Equivalents 5.1%
Central Cash Management Fund, 0.12% (c) (Cost $14,179,497)	14,179,497	14,179,497

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $383,734,126)†	145.6	402,088,581
Notes Payable	(44.9)	(124,000,000)
Other Assets and Liabilities, Net	(0.7)	(1,940,186)
Net Assets	100.0	276,148,395

* Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of March 31, 2013.

† The cost for federal income tax purposes was $383,734,126. At March 31, 2013, net unrealized appreciation for all securities based on tax cost was $18,354,455. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $19,700,554 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,346,099.

(a) Principal amount stated in U.S. dollars unless otherwise noted.

(b) When-issued security.

(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.

REIT: Real Estate Investment Trust

The Fund can invest in certain Senior Loan agreements that include the obligation to make additional loans in certain circumstances. The Fund reserves against such contingent obligations by segregating cash, liquid securities and liquid Senior Loans. At March 31, 2013, the Fund had an unfunded loan commitment of $549,808, which could be extended at the option of the borrower, pursuant to the following loan agreement:
Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation ($)
Tallgrass Operations LLC, Term Delay Draw, 11/13/2017	549,808	555,000	5,192

At March 31, 2013, open credit default swap contracts sold were as follows:
Effective/ Expiration Date	Notional Amount ($) (d)		Fixed Cash Flows Received	Underlying Debt Obligations/ Quality Rating (e)	Value ($)	Upfront Payments Paid ($)	Unrealized Appreciation ($)
12/20/2011 3/20/2017	705,000	1	5.0%	CIT Group, Inc., 5.5%, 2/15/2019, BB-	95,050	23,594	71,456
9/20/2012 12/20/2017	910,000	2	5.0%	General Motors Co., 3.3%, 12/20/2017, BB+	112,514	63,874	48,640
Total unrealized appreciation							120,096

(d) The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(e) The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

Counterparty:

1 Credit Suisse

2 UBS AG

As of March 31, 2013, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	2,409,500	USD	3,122,857	4/15/2013	33,996	Citigroup, Inc.

Currency Abbreviations
EUR Euro USD United States Dollar

For information on the Fund's policy and additional disclosure regarding credit default swaps and forward foreign currency exchange contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Fixed Income Investments (f)
Corporate Bonds	$—	$327,607,999	$—	$327,607,999
Government & Agency Obligations	—	1,199,688	—	1,199,688
Loan Participations and Assignments	—	58,339,867	—	58,339,867
Preferred Stock	—	761,530	—	761,530
Short-Term Investments	14,179,497	—	—	14,179,497
Unfunded Loan Commitment	—	5,192	—	5,192
Derivatives (g) Credit Default Swaps Contracts	—	120,096	—	120,096
Forward Foreign Currency Contracts	—	33,996	—	33,996
Total	$14,179,497	$388,068,368	$—	$402,247,865

There have been no transfers between fair value measurement levels during the period ended March 31, 2013.

(f) See Investment Portfolio for additional detailed categorizations.

(g) Derivatives include unrealized appreciation (depreciation) on credit default swap contracts and forward foreign currency exchange contracts.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of March 31, 2013 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $369,554,629)	$387,909,084
Investment in Central Cash Management Fund (cost $14,179,497)	14,179,497
Total investments in securities, at value (cost $383,734,126)	402,088,581
Foreign currency, at value (cost $107)	105
Receivable for investments sold	1,417,036
Receivable for investments sold — when-issued securities	453,600
Interest receivable	7,079,095
Unrealized appreciation on unfunded loan commitment	5,192
Unrealized appreciation on swap contracts	120,096
Unrealized appreciation on forward foreign currency exchange contracts	33,996
Upfront payments paid on swap contracts	87,468
Other assets	3,833
Total assets	411,289,002
Liabilities
Cash overdraft	196,816
Payable for investments purchased	5,565,104
Payable for investments purchased — when-issued securities	4,699,907
Notes payable	124,000,000
Interest on notes payable	189,775
Accrued management fee	288,456
Accrued Directors' fees	1,825
Other accrued expenses and payables	198,724
Total liabilities	135,140,607
Net assets, at value	$276,148,395

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of March 31, 2013 (Unaudited) (continued)
Net Assets Consist of
Undistributed net investment income	455,776
Net unrealized appreciation (depreciation) on: Investments	18,354,455
Unfunded loan commitment	5,192
Swap contracts	120,096
Foreign currency	32,043
Accumulated net realized gain (loss)	(603,533,232)
Paid-in capital	860,714,065
Net assets, at value	$276,148,395
Net Asset Value
Class A Net Asset Value per share ($276,148,395 ÷ 16,850,701 shares of common stock issued and outstanding, $.01 par value, 100,000,000 shares authorized)	$16.39

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended March 31, 2013 (Unaudited)
Investment Income
Interest	$12,732,872
Dividends	20,475
Income distributions — Central Cash Management Fund	7,197
Total income	12,760,544
Expenses: Management fee	1,659,808
Administration fee	195,271
Services to shareholders	810
Custodian fee	19,162
Professional fees	56,495
Reports to shareholders	57,469
Directors' fees and expenses	7,590
Interest expense	810,770
Stock exchange listing fees	11,836
Other	29,594
Total expenses	2,848,805
Net investment income	9,911,739
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	3,338,593
Swap contracts	30,741
Foreign currency	(186,523)
3,182,811
Change in net unrealized appreciation (depreciation) on: Investments	3,152,036
Unfunded loan commitment	5,192
Swap contracts	66,911
Foreign currency	194,850
3,418,989
Net gain (loss)	6,601,800
Net increase (decrease) in net assets resulting from operations	$16,513,539

The accompanying notes are an integral part of the financial statements.

Statement of Cash Flows
for the six months ended March 31, 2013 (Unaudited)
Increase (Decrease) in Cash: Cash Flows from Operating Activities
Net increase (decrease) in net assets resulting from operations	$16,513,539
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided (used) by operating activities: Purchases of long-term investments	(118,321,535)
Net purchases, sales and maturities of short-term investments	(11,693,308)
Net amortization/accretion of premium (discount)	414,193
Proceeds from sales and maturities of long-term investments	124,419,885
(Increase) decrease in receivable for investments and when-issued securities sold	697,777
(Increase) decrease in interest receivable	470,634
(Increase) decrease in upfront payments paid on swap contracts	(60,910)
(Increase) decrease in other assets	13,507
Increase (decrease) in interest on notes payable	155,185
Increase (decrease) in payable for investments and when-issued securities purchased	(5,664,465)
Increase (decrease) in other accrued expenses and payables	(19,581)
Change in unrealized (appreciation) depreciation on investments	(3,152,036)
Change in unrealized (appreciation) depreciation on swaps	(66,911)
Change in net unrealized (appreciation) depreciation on forward foreign currency exchange contracts	(200,995)
Change in unrealized (appreciation) depreciation in unfunded loan commitment	(5,192)
Net realized (gain) loss from investments	(3,338,593)
Cash provided (used) by operating activities	$161,194
Cash Flows from Financing Activities
Net increase (decrease) in cash overdraft (including foreign currency)	196,711
Net increase (decrease) in notes payable	10,000,000
Distributions paid (net of reinvestment of distributions)	(10,430,584)
Cash provided (used) for financing activities	(233,873)
Increase (decrease) in cash	(72,679)
Cash at beginning of period (including foreign currency)	72,679
Cash at end of period	$—
Supplemental Disclosure
Interest paid on notes	(655,585)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended March 31, 2013 (Unaudited)	Year Ended September 30, 2012
Operations: Net investment income	$9,911,739	$20,998,230
Net realized gain (loss)	3,182,811	(1,902,230)
Change in net unrealized appreciation (depreciation)	3,418,989	38,905,696
Net increase (decrease) in net assets resulting from operations	16,513,539	58,001,696
Distributions to shareholders from: Net investment income	(10,430,584)	(22,473,098)
Total distributions	(10,430,584)	(22,473,098)
Fund share transactions: Reinvestment of distributions	—	151,320
Net increase (decrease) in net assets from Fund share transactions	—	151,320
Increase (decrease) in net assets	6,082,955	35,679,918
Net assets at beginning of period	270,065,440	234,385,522
Net assets at end of period (including undistributed net investment income of $455,776 and $974,621, respectively)	$276,148,395	$270,065,440
Other Information
Shares outstanding at beginning of period	16,850,701	16,841,021
Shares reinvested	—	9,680
Shares outstanding at end of period	16,850,701	16,850,701

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Years Ended September 30,
Six Months Ended 3/31/13 (Unaudited)	2012	2011	2010	2009	e	2008	e
Selected Per Share Data
Net asset value, beginning of period	$16.03	$13.92	$15.03	$13.58	$20.67	$35.83
Income (loss) from investment operations: Net investment incomea	.59	1.25	1.25	1.03	1.16	2.86
Net realized and unrealized gain (loss)	.39	2.19	(1.09)	1.19	(6.79)	(14.86)
Total from investment operations	.98	3.44	.16	2.22	(5.63)	(12.00)
Less distributions from: Net investment income	(.62)	(1.33)	(1.42)	(.88)	(1.42)	(3.18)
Return of capital	—	—	—	—	(.06)	—
Total distributions	(.62)	(1.33)	(1.42)	(.88)	(1.48)	(3.18)
NAV accretion resulting from repurchases of shares and shares tendered at a discount to NAVa	—	—	.15	.11	.02	.02
Net asset value, end of period	$16.39	$16.03	$13.92	$15.03	$13.58	$20.67
Market value, end of period	$15.51	$15.97	$13.07	$13.40	$11.18	$16.60
Total Return
Based on net asset value (%)b	6.38	**	25.73	c	2.16	c	18.67	c	(22.28)	(34.70)
Based on market value (%)b	1.05	**	33.41	7.66	28.42	(20.29)	(37.47)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	276	270	234	365	350	539
Ratio of expenses before fee reductions (including interest expense and dividend expense for securities sold short) (%)f	2.09	*	2.30	2.52	1.64	2.42	2.63
Ratio of expenses after fee reductions (including interest expense and dividend expense for securities sold short) (%)f	2.09	*	2.08	2.31	1.50	2.42	2.63
Ratio of expenses after fee reductions (excluding interest expense and dividend expense for securities sold short) (%)f	1.50	*	1.44	1.68	1.24	1.54	1.47

Financial Highlights (continued)
			Years Ended September 30,
	Six Months Ended 3/31/13 (Unaudited)		2012	2011	2010	2009	e	2008	e
Ratio of net investment income (%)	7.27	*	8.12	8.08	7.18	10.40		9.23
Portfolio turnover rate (%)	31	**	36	134	154	27		75
Total debt outstanding, end of period ($ thousands)	124,000		114,000	98,000	50,000	15,000		266,000
Asset coverage per $1,000 of debtd	3,227		3,369	3,392	8,303	24,362		3,026

a Based on average shares outstanding during the period.
b Total return based on net asset value reflects changes in the Fund's net asset value during the period. Total return based on market value reflects changes in market value. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund's shares traded during the period.
c Total return would have been lower had certain fees not been reduced.
d Asset coverage equals the total net assets plus borrowings of the Fund divided by the borrowings outstanding at period end.
e Per share data, including the proportionate impact to market price, have been restated to reflect the effects of a 1 for 2 reverse stock split effective prior to the opening of trading on the NYSE on August 10, 2009.
f Prior to November 5, 2010, the Fund utilized short sales as part of the hedge strategy that sought to provide returns that were uncorrelated with the market.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS High Income Opportunities Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act''), as a closed-end management investment company organized as a Maryland corporation. Effective as of November 11, 2012, pursuant to applicable provisions of the 1940 Act and rules thereunder, the Fund's diversification sub-classification changed from non-diversified to diversified.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Debt securities and senior loans are valued at prices supplied by independent pricing services approved by the Fund's Board. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Swap contracts are valued daily based upon prices supplied by a Board-approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer. Swap contracts are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities; the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

New Accounting Pronouncement. In January 2013, Accounting Standard Update 2013-01 (ASU 2013-01), Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, replaced Accounting Standards Update 2011-11 (ASU 2011-11), Disclosures about Offsetting Assets and Liabilities. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. The ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact, if any, on the Fund's financial statements.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Loan Participations and Assignments. Senior loans are portions of loans originated by banks and sold in pieces to investors. These U.S. dollar-denominated fixed and floating rate loans ("Loans") in which the Fund invests, are arranged through private negotiations between the borrower and one or more financial institutions ("Lenders"). The Fund invests in such Loans in the form of participations in Loans ("Participations") or assignments of all or a portion of loans from third parties ("Assignments"). Participations typically result in the Fund having a contractual relationship only with the Lender, not with the borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement. Senior Loans held by the Fund are generally in the form of Assignments but the Fund may also invest in Participations. All Senior Loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At September 30, 2012, the Fund had a net tax basis capital loss carryforward of approximately $511,896,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until September 30, 2016 ($58,426,000), September 30, 2017 ($198,233,000), September 30, 2018 ($243,689,000) and September 30, 2019 ($11,548,000), the respective expiration dates, whichever occurs first; and approximately $94,820,000 of post-enactment long-term losses, which may be applied against realized net taxable capital gains indefinitely.

The Fund has reviewed the tax positions for the open tax years as of September 30, 2012 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss and forward foreign currency commitments. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Statement of Cash Flows. Information on financial transactions which have been settled through the receipt and disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows represents the cash overdraft and foreign currency position at the Fund's custodian bank at March 31, 2013.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis and may include proceeds from litigation. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.

B. Derivative Instruments

Credit Default Swap Contracts. A credit default swap is a contract between a buyer and a seller of protection against pre-defined credit events for the reference entity. For the six months ended March 31, 2013, the Fund sold credit default swap contracts to gain exposure to an underlying issuer's credit quality characteristics. As a seller in the credit default swap contract, the Fund is required to pay the par (or other agreed-upon) value of the referenced entity to the counterparty with the occurrence of a credit event by a third party, such as a U.S. or foreign corporate issuer, on the reference entity, which would likely result in a loss to the Fund. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund keeps the stream of payments with no payment obligations. As a buyer in the credit default swap contract, the Fund functions as the counterparty referenced above. This involves the risk that the contract may expire worthless. It also involves counterparty risk that the seller may fail to satisfy its payment obligations to the Fund with the occurrence of a credit event. When the Fund sells a credit default swap contract it will cover its commitment. This is achieved by, among other methods, maintaining cash or liquid assets equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Fund.

The value of the credit default swap is adjusted daily and the change in value, if any, is recorded daily as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Under the terms of the credit default swap contracts, the Fund receives or makes quarterly payments based on a specified interest rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statement of Operations. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses in the Statement of Operations.

A summary of the open credit default swap contracts as of March 31, 2013 is included in a table following the Fund's Investment Portfolio. For the six months ended March 31, 2013, the investment in credit default swap contracts sold had a total notional value generally indicative of a range from $705,000 to $1,615,000.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended March 31, 2013, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward currency contracts as of March 31, 2013 is included in a table following the Fund's Investment Portfolio. For the six months ended March 31, 2013, the investment in forward currency contracts short vs. U.S. dollars had a total contract value generally indicative of a range from approximately $3,123,000 to $7,374,000, and the investment in forward currency contracts long vs. U.S. dollars had a total contract value generally indicative of a range from $0 to approximately $100,000.

The following tables summarize the value of the Fund's derivative instruments held as of March 31, 2013 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivatives	Forward Contracts	Swap Contracts	Total
Credit Contracts (a)	$—	$120,096	$120,096
Foreign Exchange Contracts (b)	33,996	—	33,996
	$33,996	$120,096	$154,092

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a) Unrealized appreciation on swap contracts

(b) Unrealized appreciation on forward foreign currency exchange contracts

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended March 31, 2013 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Forward Contracts	Swap Contracts	Total
Credit Contracts (a)	$—	$30,741	$30,741
Foreign Exchange Contracts (b)	(185,443)	—	(185,443)
	$(185,443)	$30,741	$(154,702)

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Net realized gain (loss) from swap contracts

(b) Net realized gain (loss) from foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts	Swap Contracts	Total
Credit Contracts (a)	$—	$66,911	$66,911
Foreign Exchange Contracts (b)	200,995	—	200,995
	$200,995	$66,911	$267,906

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Change in net unrealized appreciation (depreciation) on swap contracts

(b) Change in net unrealized appreciation (depreciation) on foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

C. Purchases and Sales of Securities

During the six months ended March 31, 2013, purchases and sales of investment securities (excluding short-term investments) aggregated $118,321,535 and $124,419,885, respectively.

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The contractual management fee payable under the Investment Management Agreement is equal to an annual rate of 0.85% of the Fund's average daily managed assets, computed and accrued daily and payable monthly. Total managed assets equal the net asset value of the common shares plus the principal amount of any borrowings.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily managed assets, computed and accrued daily and payable monthly. For the six months ended March 31, 2013, the Administration Fee was $195,271, of which $33,936 is unpaid.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent and dividend-paying agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent and dividend-paying agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended March 31, 2013, the amount charged to the Fund by DISC aggregated $146, of which $74 is unpaid.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended March 31, 2013, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $7,644, all of which is unpaid.

Directors' Fees and Expenses. The Fund paid retainer fees to each Director not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson and Vice Chairperson.

Affiliated Cash Management Vehicle. The Fund may invest uninvested cash balances in Central Cash Management Fund, which is managed by the Advisor. The Fund indirectly bears its proportionate share of the expenses of Central Cash Management Fund. Central Cash Management Fund does not pay the Advisor an investment management fee. Central Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

E. Investing in High-Yield Securities

The Fund's performance could be hurt if a security declines in credit quality or goes into default, or if an issuer does not make timely payments of interest or principal. Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth-highest category) may be in uncertain financial health, the risk of loss from default by the issuer is significantly greater. Prices and yields of high-yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high-yield securities may adversely affect a fund's net asset value. Because the Fund may invest in securities not paying current interest or in securities already in default, these risks may be more pronounced.

F. Borrowings

The Fund has a secured line of credit with a commercial bank with a commitment amount up to $125,000,000 with a maturity date of September 23, 2013. The note bears interest at the higher of either the Overnight Federal Funds rate, the Overnight LIBOR rate or the LIBOR Term Rate, plus 1.05%. At March 31, 2013, this was 1.23%. A commitment fee on the unused portion of the facility is charged to the Fund and is included with "interest expense" in the Statement of Operations.

At March 31, 2013, the Fund had a notes payable outstanding of $124,000,000. The weighted average outstanding daily balance of all loans during the six months ended March 31, 2013 was approximately $117,604,000, with a weighted average annual borrowing cost of 1.38%. The borrowings were valued at cost, which approximates fair value.

Leverage involves risks and special considerations for the Fund's stockholders, including the likelihood of greater volatility of net asset value and market price of, and dividends on, the Fund's shares than a comparable portfolio without leverage; the risk that fluctuations in interest rates on such borrowings will reduce the return to stockholders; and the effect of leverage in a declining market, which is likely to cause a greater decline in the net asset value of the Fund's shares than if the Fund were not leveraged, which may result in a greater decline in the market price of the Fund's shares.

Changes in the value of the Fund's portfolio will be borne by the stockholders. If there is a net decrease (or increase) in the value of the Fund's investment portfolio, leverage will decrease (or increase) the net asset value per share to a greater extent than if leverage were not used. It is also possible that the Fund will be required to sell assets at a time when it would otherwise not do so, possibly at a loss, in order to meet payment obligations on borrowings to comply with asset coverage or other restrictions imposed by the lender. The Fund is subject to certain restrictions on its investments including asset coverage and portfolio composition requirements, under the terms of the credit facility. Such restrictions and covenants contained in the credit facility impose asset coverage and portfolio composition requirements that are more stringent than those imposed on the Fund by the 1940 Act.

During periods in which the Fund is using leverage, the fees received by the Advisor for investment management and advisory services will be higher than if the Fund did not use leverage because the fees paid will be calculated on the basis of the Fund's total managed assets, including proceeds from the use of leverage.

There is no assurance that the Fund's leveraging strategy will be successful.

G. Share Repurchases

The Board of Directors previously authorized the Fund to effect periodic repurchases for up to 5% of its shares in the open market from time to time during each of the periods from December 1, 2009 through November 30, 2010, separately from December 1, 2010 through November 30, 2011 and separately from December 1, 2011 through November 30, 2012, when the Fund's shares traded at a discount to their net asset value. In addition, the Board of Directors has authorized the Fund to effect periodic repurchases for up to 5% of its shares in the open market from time to time when the Fund's shares trade at a discount to their net asset value during the period from December 1, 2012 through November 30, 2013. There were no share repurchases for the six months ended March 31, 2013 under these programs.

Other Information

Diversification Sub-Classification Change. Effective as of November 11, 2012, pursuant to applicable provisions of the 1940 Act and rules thereunder, the Fund's diversification sub-classification changed from non-diversified to diversified. Since the Fund has operated as a diversified investment company at all times since at least November 11, 2009, it is no longer permitted to operate as non-diversified without shareholder approval.

Dividend Reinvestment and Cash Purchase Plan

The Board of Directors of the Fund has established a Dividend Reinvestment and Cash Purchase Plan (the "Plan") for shareholders that elect to have all dividends and distributions automatically reinvested in shares of common stock of the Fund (each a "Participant"). Computershare Inc. (the "Plan Agent") has been appointed by the Fund's Board of Directors to act as agent for each Participant.

A summary of the Plan is set forth below. Shareholders may obtain a copy of the entire Dividend Reinvestment and Cash Purchase Plan by visiting the Fund's Web site at www.dws-investments.com or by calling (800) 349-4281.

Whenever the Fund declares an income dividend or a capital gain distribution payable in common shares or cash at the option of the shareholders, each Participant is deemed to have elected to take such dividend or distribution entirely in additional shares of common stock of the Fund. If the market price per share of the Fund's common stock on the valuation date equals or exceeds the net asset value per share on the valuation date, the number of additional shares to be issued by the Fund and credited to the Participant's account shall be determined by dividing the dollar amount of the dividend or capital gain distribution payable on the Participant's shares by the greater of the following amounts per share of the Fund's common stock on the valuation date: (a) the net asset value, or (b) 95% of the market price. If the market price per share of the Common Shares on the valuation date is less than the net asset value per share on the valuation date, the Plan Agent shall apply the dollar amount of the dividend or capital gain distribution on such Participant's shares (less such Participant's pro rata share of brokerage commissions incurred with respect to the Plan Agent's open-market purchases in connection with the reinvestment of such dividend and distribution) to the purchase on the open market of shares of the common stock for the Participant's account. Should the Fund declare an income dividend or capital gain distribution payable only in cash, the amount of such dividend or distribution on each Participant's shares (less such Participant's pro rata share of brokerage commissions incurred with respect to open-market purchases in connection with the reinvestment of such dividend or distribution) shall be applied to the purchase on the open market of shares of common stock for the Participant's account. Each Participant, semiannually, also has the option of sending additional funds, in any amount from $100 to $3,000, for the purchase on the open market of shares of common stock for such Participant's account. Voluntary payments will be invested by the Plan Agent on or shortly after the 15th of February and August, and in no event more than 45 days after such dates, except where temporary curtailment or suspension of purchases is necessary to comply with applicable provisions of federal securities law. Optional cash payments received from a Participant on or prior to the fifth day preceding the 15th of February or August will be applied by the Plan Agent to the purchase of additional shares of common stock as of that investment date. Funds received after the fifth day preceding the 15th of February or August and prior to the 30th day preceding the next investment date will be returned to the Participant. No interest will be paid on optional cash payments held until investment. Consequently, Participants are strongly urged to make their optional cash payments shortly before the 15th of February or August. Optional cash payments should be made in U.S. dollars and be sent by first-class mail, postage prepaid, to the Fund's transfer agent and dividend-disbursing agent at the following address:

DWS High Income Opportunities Fund, Inc.

Dividend Reinvestment and Cash Purchase Plan

210 West 10th Street, Kansas City, MO 64105

(800) 294-4366

Participants may withdraw their entire voluntary cash payment by written notice received by the Plan Agent not less than 48 hours before such payment is to be invested.

Investment of voluntary cash payments and other open-market purchases may be made on any securities exchange where the shares of common stock are traded, in the OTC market or in negotiated transactions.

A statement reflecting the amount of cash received by the Fund's Transfer Agent will be issued on receipt of each cash deposit. The statements are the record of the costs of shares and should be retained for tax purposes.

The reinvestment of dividends and capital gain distributions does not relieve the Participant of any tax that may be payable on such dividends and distributions. The Fund's Transfer Agent will report to each Participant the taxable amount of dividends and distributions credited to his or her account. Participants will be treated as receiving the amount of the distributions made by the Fund, which amount generally will be either equal to the amount of the cash distribution the shareholder would have received if the shareholder had elected to receive cash or, for shares issued by the Fund, the fair market value of the shares issued to the shareholder.

The service fees for handling capital gain distributions or income dividends will be paid by the Fund. Participants will be charged a $1.00 service fee for each optional cash investment and a pro rata share of brokerage commissions on all open market purchases.

Participants may terminate their accounts under the Plan by notifying the Fund's Transfer Agent in writing. Such termination will be effective immediately if such Participant's notice is received by the Fund's Transfer Agent not less than ten days prior to any dividend or distribution record date; otherwise such termination will be effective as soon as practicable upon completion of the reinvestment of capital gain distributions or income dividends. The Plan may be terminated by the Fund upon notice in writing mailed to Participants at least 30 days prior to any record date for the payment of any dividend or distribution by the Fund. The terms and conditions of the Plan may be amended or supplemented by the Fund at any time or times, but, except when necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission, any securities exchange on which shares of the Fund are listed, or any other regulatory authority and with certain other limited exceptions, only by mailing to Participants appropriate written notice at least 30 days prior to the effective date thereof.

If a Participant elects by notice to the Plan Agent in writing in advance of such termination to have the Plan Agent sell part or all of such Participant's shares and remit the proceeds to such Participant, the Plan Agent is authorized to deduct a fee of 5% of the gross proceeds, to a maximum of $3.50, plus brokerage commissions for this transaction and any transfer taxes.

All correspondence and inquiries concerning the Plan, and requests for additional information about the Plan, should be directed to DWS Investments Service Company at P.O. Box 219066, Kansas City, Missouri 64105 or (800) 294-4366.

Additional Information

Automated Information Line	DWS Investments Closed-End Fund Info Line (800) 349-4281
Web Site	www.dws-investments.com Obtain fact sheets, financial reports, press releases and webcasts when available.
Written Correspondence	Deutsche Investment Management Americas Inc. 345 Park Avenue New York, NY 10154
Legal Counsel	Vedder Price P.C. 222 North LaSalle Street Chicago, IL 60601
Dividend Reinvestment Plan Agent	Computershare Inc. P.O. Box 43078 Providence, RI 02940-3078
Transfer Agent	DWS Investments Service Company P.O. Box 219066 Kansas City, MO 64121-9066 (800) 294-4366
Custodian	State Street Bank and Trust Company Lafayette Corporate Center 2 Avenue De Lafayette Boston, MA 02111
Independent Registered Public Accounting Firm	Ernst & Young LLP 200 Clarendon Street Boston, MA 02116
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings as of the month-end are posted on www.dws-investments.com on or after the last day of the following month. More frequent posting of portfolio holdings information may be made from time to time on www.dws-investments.com.

Investment Management
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset & Wealth Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
DWS Investments is the retail brand name in the U.S. for the asset management activities of Deutsche Bank AG and DIMA. As such, DWS is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

NYSE Symbol	DHG
CUSIP Number	23339M204

Privacy Statement
FACTS	What Does DWS Investments Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
• Social Security number
• Account balances
• Purchase and transaction history
• Bank account information
• Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons DWS Investments chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS Investments share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS Investments protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS Investments collect my personal information?
We collect your personal information, for example. When you:
• open an account
• give us your contact information
• provide bank account information for ACH or wire transactions
• tell us where to send money
• seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS Investments does not jointly market.

Rev. 09/2012

Notes

DWS INVESTMENTS
Deutsche Bank Group

222 South Riverside Plaza
Chicago, IL 60606-5808

DHIOF-3
(R-027143-2 5/13)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

	(a)	(b)	(c)	(d)
Period	Total Number of Shares Purchased	Average Price Paid per Share	Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	Maximum Number of Shares that May Yet Be Purchased Under the Plans or Programs
October 1 through October 31	-	-	-	842,535
November 1 through November 30	-	-	-	842,535
December 1 through December 31	-	-	-	842,535
January 1 through January 31	-	-	-	842,535
February 1 through February 28	-	-	-	842,535
March 1 through March 31	-	-	-	842,535
Total	-	-	-

On September 9, 2011, the Fund announced that the Fund's Board of Directors has extended the Fund's existing open-market repurchase program for an additional twelve-month period. The Fund may continue to effect periodic repurchases, at management's discretion, for up to 5% (842,051 shares) of the fund's outstanding common shares in the open market from time to time when the Fund's shares trade at a discount to their net asset value during the period December 1, 2011 through November 30, 2012. There were no share repurchases under this program for the period ended March 31, 2013.

In addition, on September 11, 2012, the Fund announced that the Fund's Board of Directors has extended the Fund's existing open-market repurchase program for an additional twelve-month period. The Fund may continue to effect periodic repurchases, at management's discretion, for up to 5% (842,535 shares) of the fund's outstanding common shares in the open market from time to time when the Fund's shares trade at a discount to their net asset value during the period December 1, 2012 through November 30, 2013. There were no share repurchases under this program for the period ended March 31, 2013.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, DWS Mutual Funds, P.O. Box 78, Short Hills, NJ 07078.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS High Income Opportunities Fund, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	May 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	May 29, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 29, 2013